Schedule of Investments (unaudited) December 31, 2019	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Caltex Australia Ltd.	98,835	$2,358,713
Oil Search Ltd.	500,732	2,551,925
Origin Energy Ltd.	661,052	3,926,602
Santos Ltd.	667,489	3,838,150
Woodside Petroleum Ltd.	349,297	8,441,609

		21,116,999

Austria — 0.3%
OMV AG	54,542	3,066,066

Brazil — 1.2%
Petroleo Brasileiro SA, ADR	503,915	8,032,405
Ultrapar Participacoes SA, ADR(a)	300,044	1,878,276

		9,910,681

Canada — 12.1%
Cameco Corp.	149,532	1,330,711
Canadian Natural Resources Ltd.	444,378	14,392,810
Cenovus Energy Inc.	383,425	3,902,996
Enbridge Inc.	758,567	30,202,286
Encana Corp.	492,285	2,308,149
Imperial Oil Ltd.	90,994	2,410,367
Inter Pipeline Ltd.	158,000	2,746,343
Pembina Pipeline Corp.	194,927	7,234,884
Suncor Energy Inc.	580,727	19,059,758
TC Energy Corp.	350,213	18,678,027

		102,266,331

China — 1.9%
China Petroleum & Chemical Corp., Class H	9,708,400	5,843,630
CNOOC Ltd.	6,041,000	10,047,917

		15,891,547

Colombia — 0.2%
Ecopetrol SA, ADR	97,265	1,941,409

Finland — 0.6%
Neste OYJ	161,745	5,631,950

France — 6.2%
TOTAL SA	947,637	52,335,125

Italy — 2.0%
Eni SpA	953,471	14,818,968
Tenaris SA	179,192	2,021,487

		16,840,455

Japan — 1.2%
Inpex Corp.	409,500	4,282,464
JXTG Holdings Inc.	1,244,520	5,701,831

		9,984,295

Norway — 1.0%
Equinor ASA	417,462	8,337,553

Portugal — 0.3%
Galp Energia SGPS SA	172,601	2,886,794

Spain — 1.0%
Repsol SA	542,734	8,486,416

United Kingdom — 16.0%
BP PLC	7,591,140	47,425,832
Royal Dutch Shell PLC, Class A	1,569,246	46,462,516

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	1,405,361	$41,693,958

		135,582,306

United States — 51.6%
Apache Corp.	141,788	3,628,355
Baker Hughes Co.	240,565	6,165,681
Cabot Oil & Gas Corp.	155,232	2,702,589
Chevron Corp.	709,482	85,499,676
Cimarex Energy Co.	38,631	2,027,741
Concho Resources Inc.	75,128	6,578,959
ConocoPhillips	412,022	26,793,791
Devon Energy Corp.	150,716	3,914,094
Diamondback Energy Inc.	60,702	5,636,788
EOG Resources Inc.	218,046	18,263,533
Exxon Mobil Corp.	1,587,572	110,780,774
Halliburton Co.	325,994	7,977,073
Helmerich & Payne Inc.	40,901	1,858,132
Hess Corp.	96,278	6,432,333
HollyFrontier Corp.	56,028	2,841,180
Kinder Morgan Inc./DE	730,066	15,455,497
Marathon Oil Corp.	300,153	4,076,078
Marathon Petroleum Corp.	245,343	14,781,916
National Oilwell Varco Inc.	144,927	3,630,421
Noble Energy Inc.	181,024	4,496,636
Occidental Petroleum Corp.	335,179	13,812,727
ONEOK Inc.	154,819	11,715,154
Phillips 66	166,802	18,583,411
Pioneer Natural Resources Co.	62,271	9,425,961
Schlumberger Ltd.	518,872	20,858,654
TechnipFMC PLC	158,538	3,399,055
Valero Energy Corp.	154,121	14,433,432
Williams Companies Inc. (The)	454,768	10,787,097

		436,556,738

Total Common Stocks — 98.1% (Cost: $1,072,342,455)		830,834,665

Preferred Stocks

Brazil — 1.5%
Petroleo Brasileiro SA, ADR, Preference Shares	839,863	12,530,756

Total Preferred Stocks — 1.5% (Cost: $20,405,339)		12,530,756

Rights

Spain — 0.0%
Repsol SA, (Expires 01/21/20)(b)	543,117	257,881

Total Rights — 0.0% (Cost: $256,845)		257,881

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	10,337	10,341

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	690,433	$690,433

		700,774

Total Short-Term Investments — 0.1% (Cost: $700,773)		700,774

Total Investments in Securities — 99.7% (Cost: $1,093,705,412)		844,324,076

Other Assets, Less Liabilities — 0.3%		2,201,001

Net Assets — 100.0%		$846,525,077

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,519,205	(1,508,868)	10,337	$10,341	$11,674	(a)	$(151)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,270,141	(579,708)	690,433	690,433	20,295		—	—

				$700,774	$31,969		$(151)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Energy Index	31	03/20/20	$1,931	$29,634
FTSE 100 Index	6	03/20/20	596	727

				$30,361

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Energy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$830,834,665	$—	$—	$830,834,665
Preferred Stocks	12,530,756	—	—	12,530,756
Rights	257,881	—	—	257,881
Money Market Funds	700,774	—	—	700,774

	$844,324,076	$—	$—	$844,324,076

Derivative financial instruments(a)
Assets
Futures Contracts	$30,361	$—	$—	$30,361

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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